UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-23221

FS Credit Income Fund

(Exact name of registrant as specified in charter)

201 Rouse Boulevard Philadelphia, Pennsylvania (Address of principal executive offices)	19112 (Zip code)

Michael C. Forman

FS Credit Income Fund

201 Rouse Boulevard

Philadelphia, Pennsylvania 19112

(Name and address of agent for service)

Registrant’s telephone number, including area code: (215) 495-1185

Date of fiscal year end: October 31

Date of reporting period: July 1, 2022 – June 30, 2023

Item 1. Proxy Voting Record.

The following details FS Credit Income Fund’s proxy voting record for the period from July 1, 2022 through June 30, 2023:

Issuer:	Solocal Group
CUSIP:	F8569A172
Meeting Date:	June 29, 2023
Item No.	Proposal	Proposed by	Vote	Management Recommendation
1	Approve Financial Statements and Statutory Reports	Management	For	For
2	Approve Consolidated Financial Statements and Statutory Reports	Management	For	For
3	Approve Treatment of Losses	Management	For	For
4	Approve Auditors' Special Report on Related-Party Transactions	Management	For	For
5	Approve Compensation of Philippe Mellier, Chairman of the Board	Management	For	For
6	Approve Compensation of Herve Milcent, CEO	Management	For	For
7	Approve Compensation Report of Corporate Officers	Management	For	For
8	Approve Remuneration Policy of Chairman of the Board	Management	For	For
9	Approve Remuneration Policy of CEO	Management	For	For
10	Approve Remuneration Policy of Directors	Management	For	For
11	Reelect of Philippe Mellier as Director	Management	For	For
12	Ratify Appointment of Ghislaine Mattlinger as Director	Management	For	For
13	Authorize Repurchase of Up to 10 Percent of Issued Share Capital	Management	For	For
14	Authorize Issuance of Equity or Equity-Linked Securities with Preemptive Rights up to Aggregate Nominal Amount of EUR 39,571,996	Management	For	For
15	Authorize Issuance of Equity or Equity-Linked Securities without Preemptive Rights up to Aggregate Nominal Amount of EUR 13,190,665	Management	For	For
16	Approve Issuance of Equity or Equity-Linked Securities Reserved for Qualified Investors or Restricted Number of Investors, up to Aggregate Nominal Amount of EUR 13,190,665	Management	For	For
17	Authorize Board to Increase Capital in the Event of Additional Demand Related to Delegation Submitted to Shareholder Vote Under Items 14 to 16	Management	For	For
18	Authorize Capitalization of Reserves of Up to EUR 13,190,665 for Bonus Issue or Increase in Par Value	Management	For	For
19	Authorize Capital Issuances for Use in Employee Stock Purchase Plans	Management	For	For
20	Authorize Filing of Required Documents/Other Formalities	Management	For	For
21	Ratify Appointment of Cedric Dugardin as Director Following Resignation of David Eckert	Management	For	For
22	Ratify Appointment of Alexandre Fretti as Director Following Resignation of Paul Russo	Management	For	For

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FS Credit Income Fund

By:	/s/ Michael C. Forman
	Name:	Michael C. Forman
	Title:	President and Chief Executive Officer
	Date:	August 29, 2023